Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

As of June 30, 2026 and December 31, 2025, accounts receivable consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Accounts receivable	$106,397	$79,681

For the six months ended June 30, 2026 and 2025, the Company provided credit loss of nil and $77 against accounts receivables, respectively.